Quarterly Financial Data	12 Months Ended
Jul. 01, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
Quarterly Financial Data
(unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(millions, except per share data)
Fiscal 2017(1)
Net sales	$1,037.6	$1,321.7	$995.2	$1,133.8
Gross profit	714.7	906.2	705.7	754.5
Net income	117.4	199.7	122.2	151.7
Net income per common share:
Basic	$0.42	$0.71	$0.44	$0.54
Diluted	$0.42	$0.71	$0.43	$0.53
Fiscal 2016(1)(2)
Net sales	$1,030.3	$1,273.8	$1,033.1	$1,154.6
Gross profit	696.5	859.1	713.0	782.7
Net income	96.4	170.1	112.5	81.5
Net income per common share:
Basic	$0.35	$0.61	$0.40	$0.29
Diluted	$0.35	$0.61	$0.40	$0.29
Fiscal 2015(1)
Net sales	$1,038.8	$1,219.4	$929.3	$1,004.1
Gross profit	715.4	840.0	665.5	687.7
Net income	119.1	183.5	88.1	11.7
Net income per common share:
Basic	$0.43	$0.67	$0.32	$0.04
Diluted	$0.43	$0.66	$0.32	$0.04

(1)
The sum of the quarterly earnings per share may not equal the full-year amount, as the computations of the weighted-average number of common basic and diluted shares outstanding for each quarter and the full year are performed independently.

(2)
The fiscal year ended July 1, 2017 (“fiscal 2017”) was a 52-week period, the fiscal year ended July 2, 2016 (“fiscal 2016”) was a 53-week period and the fiscal year ended June 27, 2015 (“fiscal 2015”) was a 52-week period. The fourth quarter of fiscal 2016 included the results of the 53rd week, contributing to $84.4 million in net revenues and $0.07 in net income per diluted share.